Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of transactions at arms-length with a related party

	2015	2016	2017
Inventory purchases	$834	$848	$1,120
Research and development expenses	98	—	—
	$932	$848	$1,120